[LETTERHEAD OF INVESCO POWERSHARES CAPITAL MANAGEMENT LLC]

May 17, 2011

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:                               PowerShares Exchange-Traded Fund Trust II

Securities Act File No. 333-138490

Post-Effective Amendment No. 218

Investment Company Act File No. 811-21977

Amendment No. 219

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) and with respect to PowerShares Fundamental Investment Grade Corporate Bond Portfolio, attached herewith for filing is the above-referenced Post-Effective Amendment No. 218 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A.  This filing is being made pursuant to Rule 485(a)(2) for the purpose of registering a new series of the Trust.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (630) 868-7179.

Very truly yours,

/s/ Anna Paglia
Anna Paglia